FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Schedule of assets measured at fair value on a recurring and non-recurring basis
Assets measured at fair value on a recurring basis as of December 31 were as follows (in $1,000s):

	2012		2011
	Total	Significant Other Observable Inputs (Level 2)	Total	Significant Other Observable Inputs (Level 2)

Investment securities available for sale:
United States treasury	$3,500	$3,500	$4,013	$4,013
United States government agencies	3,987	3,987
Mortgage-backed	8,219	8,219	10,592	10,592
Municipalities			278	278

	$15,706	$15,706	$14,883	$14,883
Assets measured at fair value on a nonrecurring basis as of December 31 were as follows (in $1,000s):

	2012		2011
	Total	Significant Unobservable Inputs (Level 3)	Total	Significant Unobservable Inputs (Level 3)

Impaired loans (1)	$116,977	$116,977	$175,084	$175,084

Other real estate owned (1)	$80,963	$80,963	$94,300	$94,300

(1)	Represents carrying value based on the appraised value of the applicable collateral or other real estate owned or other estimates of fair value (less estimated costs to sell).

Carrying values and estimated fair value of financial instruments
Carrying values and estimated fair values of financial instruments based upon the accounting guidance set forth in Accounting Standards Codification 825-10 were as follows at December 31 (in $1,000s):

		2012		2011
	Level Used to Measure Estimated Fair Value	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial assets:
Cash	1	$56,582	$56,582	$37,162	$37,162
Cash equivalents	2	270,265	270,265	315,205	315,205
Loans held for sale	2			2,129	2,129
Investment securities:
Available for sale	2	15,706	15,706	14,883	14,883
Held for long-term investment	3	2,736	2,736	2,737	1,981
		18,442	18,442	17,620	16,864
Federal Home Loan Bank and Federal Reserve Bank stock	2	10,531	10,531	12,807	12,807
Portfolio loans:
Loans secured by real estate:
Commercial	3	756,970	753,298	893,644	890,033
Residential (including multi-family)	3	253,693	253,625	325,730	325,044
Construction, land development and other land	3	56,425	56,523	102,414	102,431
Total loans secured by real estate		1,067,088	1,063,446	1,321,788	1,317,508
Commercial and other business-purpose loans	3	128,096	127,816	178,417	178,402
Consumer	3	9,324	9,565	12,216	12,395
Other	3	2,159	2,029	2,779	2,544
Total portfolio loans		1,206,667	1,202,856	1,515,200	1,510,849
Less allowance for loan losses	3	(63,455)	(63,455)	(85,788)	(85,788)
Net portfolio loans		1,143,212	1,139,401	1,429,412	1,425,061

Financial liabilities:
Deposits:
Noninterest-bearing	1	323,411	323,411	325,607	325,607
Interest-bearing:
Demand accounts	2	475,176	475,176	486,120	486,120
Time certificates of less than $100,000	3	315,647	318,385	451,795	456,974
Time certificates of $100,000 or more	3	429,634	432,444	566,680	570,807
Total interest-bearing deposits		1,220,457	1,226,005	1,504,595	1,513,901
Total deposits		1,543,868	1,549,416	1,830,202	1,839,508
Notes payable and short-term borrowings	3	8,428	9,671	50,445	50,824
Subordinated debentures	3			149,156	123,452